Related Parties Transactions (Details Narrative) (Zhongdehuia (SHENZHEN) Education Development Co., Ltd) - Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Shareholder debts converted to capital contribution	$ 199,040
Qing Zuo [Member]
Shareholder debts converted to capital contribution	51,801
Mengling Zhang [Member]
Shareholder debts converted to capital contribution	$ 147,239